UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	VANGUARD CALIFORNIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard California Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.5%)
ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.00	12/1/2029 (2)	$ 3,000	$ 3,371
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.25	10/1/2026	1,000	1,022
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.30	10/1/2032	3,180	3,243
Alameda CA Corridor Transp. Auth. Rev	5.125	10/1/2017 (1)	5,000	5,430
Alameda CA Corridor Transp. Auth. Rev	5.125	10/1/2018 (1)	2,000	2,168
Anaheim CA Convention Center COP	0.00	8/1/2005 (1)	1,250	1,230
Anaheim CA Convention Center COP	0.00	8/1/2006 (1)	3,125	3,008
Anaheim CA Public Finance Auth. Distribution System Rev	5.00	10/1/2021 (1)	3,390	3,575
Barstow CA Redev. Agency	6.25	9/1/2022 (1)	2,225	2,270
CSUCI Financing Auth. Rev. CA Rental Hsg & Town Cntr	2.50	8/1/2007 LOC	10,000	10,104
Cabrillo CA Community College Dist. Rev	0.00	8/1/2028 (1)	2,250	623
California Dept. of Veteran Affairs Rev	5.45	12/1/2019 (2)	5,020	5,182
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	6.875	6/1/2019	1,615	1,957
California Educ. Fac. Auth. Rev. (College of Arts & Crafts)	5.75	6/1/2025	2,000	2,058
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.)	0.00	10/1/2015 (1)	1,250	776
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.)	0.00	10/1/2018 (1)	1,580	825
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.)	0.00	10/1/2020 (1)	1,395	643
California Educ. Fac. Auth. Rev. (Occidental College)	5.70	10/1/2027 (1)	11,565	12,680
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.00	10/1/2033	7,000	7,127
California GO	7.00	11/1/2004 (3)(Prere.)	1,935	1,992
California GO	6.25	9/1/2012 (3)	9,000	10,769
California GO	7.00	11/1/2013 (3)	65	67
California GO	5.25	10/1/2014 (3)	15,610	16,713
California GO	5.40	12/1/2016 (4)	1,000	1,032
California GO	6.00	8/1/2019 (3)	210	218
California GO	5.125	2/1/2026	15,325	15,745
California GO	5.125	2/1/2027	10,000	10,251
California GO VRDO	1.34	9/1/2004 LOC	2,900	2,900
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125	4/1/2032	10,000	10,277
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.75	7/1/2015 (2)	4,080	4,290
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.00	7/1/2017 (1)	27,900	30,309
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.75	7/1/2019 (1)	765	771
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.00	10/1/2018 (1)	5,000	5,214
California Housing Finance Agency Home Mortgage Rev	0.00	8/1/2020 (4)	8,575	3,451
California Housing Finance Agency Home Mortgage Rev	6.05	8/1/2027 (2)	5,000	5,203
California Housing Finance Agency Home Mortgage Rev. (Multi-Family Housing III)	5.375	8/1/2028	1,480	1,496
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum)	5.25	6/1/2026 (1)	6,245	6,416
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.50	10/1/2018	3,905	4,175
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.50	10/1/2020	1,500	1,589
California Infrastructure & Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.25	10/1/2034	20,040	20,018
California Infrastructure & Econ. Dev. Bank Rev. (Kaiser Hosp. Association)	5.50	8/1/2031	7,610	7,782
California Infrastructure &Econ. Dev. Bank Rev. (Kaiser Hosp. Association)	5.55	8/1/2031	5,500	5,655
California Infrastructure & Econ. Dev. Bank Rev. (YMCA of Metropolitan LA)	5.25	2/1/2026 (2)	4,750	4,976
California Infrastructure & Econ. Dev. Bank Rev. VRDO	1.34	9/1/2004 (2)	23,100	23,100
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.00	3/1/2006	5,000	4,977
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.25	12/1/2017	10,000	10,437
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625	7/1/2026 (3)	3,000	3,268
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625	7/1/2030 (3)	5,260	5,717
California Public Works Board Lease Rev. (Dept. of Corrections)	5.625	11/1/2016 (1)	3,200	3,490
California Public Works Board Lease Rev. (Dept. of Corrections)	6.50	9/1/2017 (2)	30,000	37,234
California Public Works Board Lease Rev. (Dept. of Corrections)	5.00	12/1/2019 (1)	15,230	16,301
California Public Works Board Lease Rev. (Dept. of Health Services)	5.75	11/1/2024 (1)	7,885	8,673
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375	10/1/2019 (4)	6,375	6,957
California Public Works Board Lease Rev. (Univ. of California)	5.375	10/1/2017 (2)	10,250	11,070
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev	7.00	9/1/2029	1,175	1,187
California Rural Home Mortgage Finance Auth. Single Family Mortgage Rev	6.35	12/1/2029	840	850
California State Dept. of Water Resources Power Supply Rev	6.00	5/1/2013	18,000	20,867
California State Dept. of Water Resources Power Supply Rev	5.125	5/1/2019	20,000	21,256
California State Dept. of Water Resources Power Supply Rev. VRDO	1.32	9/1/2004 LOC	1,200	1,200
California State Dept. of Water Resources Power Supply Rev. VRDO	1.35	9/8/2004 LOC	16,500	16,500
California State Dept. of Water Resources Power Supply Rev. VRDO	1.40	9/1/2004 LOC	12,400	12,400
California State Econ. Recovery Bonds	5.00	7/1/2008	13,700	15,007
California State Econ. Recovery Bonds	5.25	7/1/2014	24,000	27,158
California State Econ. Recovery Bonds VRDO	1.34	9/1/2004 LOC	7,600	7,600
California State Univ. Rev. & Colleges Housing System Rev	5.625	11/1/2024 (3)	6,920	7,605
California State Univ. Rev. Systemwide	5.25	11/1/2019 (4)	5,000	5,501
California State Univ. Rev. Systemwide	5.25	11/1/2020 (4)	4,745	5,189
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.50	7/1/2020	8,000	8,668
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.00	10/1/2018	5,875	6,064
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10	5/17/2010	3,225	3,410
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.25	5/15/2013	7,000	7,290
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.50	11/1/2032	18,250	18,624
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopaedic Hosp. Foundation)	5.75	6/1/2030 (2)	8,000	8,625
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.00	10/1/2023	20,000	21,367
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.50	8/15/2034	10,885	11,218
Capistrano CA Unified Public Schools Rev	5.70	9/1/2016 (2)	10,000	10,874
Central Coast California Water Auth. Rev	5.00	10/1/2016 (2)	6,850	7,303
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.75	11/1/2019 (1)	3,325	3,762
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.75	11/1/2022 (1)	1,000	1,122
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.00	8/1/2016 (2)	5,500	5,629
Clovis CA USD GO	0.00	8/1/2009 (3)(ETM)	7,570	6,553
Clovis CA USD GO	0.00	8/1/2009 (3)(ETM)	12,155	10,521
Clovis CA USD GO	0.00	8/1/2010 (3)(ETM)	21,485	17,723
Clovis CA USD GO	0.00	8/1/2011 (3)(ETM)	1,625	1,275
Clovis CA USD GO	0.00	8/1/2013 (3)	4,935	3,443
Clovis CA USD GO	0.00	8/1/2015 (3)	2,770	1,732
Clovis CA USD GO	0.00	8/1/2016 (3)	2,865	1,692
Clovis CA USD GO	0.00	8/1/2018 (3)	3,645	1,917
Contra Costa CA Water Dist. Rev	5.50	10/1/2004 (1)(Prere.)	3,000	3,071
Contra Costa CA Water Dist. Rev	5.00	10/1/2017 (4)	7,015	7,550
Culver City CA Wastewater Fac. Rev	5.70	9/1/2029 (3)	5,000	5,480
East Bay CA Muni. Util. Dist. Water System Rev	5.25	6/1/2018	4,000	4,330
Eastern California Muni. Water. Dist. Water & Sewer Rev	6.75	7/1/2012 (3)	8,500	10,290
Elsinore Valley CA Muni. Water Dist. COP	6.00	7/1/2012 (3)	2,210	2,597
Escondido CA Union High School Dist	0.00	11/1/2020 (1)	4,000	1,838
Evergreen CA School Dist. GO	5.625	9/1/2024 (3)	6,300	6,921
Foothill-De Anza CA Community College Dist. GO	0.00	8/1/2017 (1)	3,000	1,674
Foothill-De Anza CA Community College Dist. GO	0.00	8/1/2022 (1)	3,850	1,582
Foothill-De Anza CA Community College Dist. GO	6.00	8/1/2022	5,590	6,737
Foothill-De Anza CA Community College Dist. GO	0.00	8/1/2023 (1)	3,590	1,384
Foothill-De Anza CA Community College Dist. GO	0.00	8/1/2025 (1)	2,390	805
Foothill/Eastern Corridor Agency California Toll Road Rev	5.00	1/15/2016 (1)	8,400	9,002
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125	1/15/2019 (1)	5,200	5,569
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00	1/15/2026	10,000	7,793
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00	1/15/2028 (1)	15,000	12,623
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00	1/15/2033	10,000	1,838
Foothill/Eastern Corridor Agency California Toll Road Rev	0.00	1/15/2034	10,000	1,728
Foothill/Eastern Corridor Agency California Toll Road Rev	5.75	1/15/2040 (1)	12,000	13,145
Fresno CA Airport Rev	5.50	7/1/2030 (4)	1,500	1,590
Fullerton Univ. California Rev	5.70	7/1/2020 (1)	2,165	2,443
Golden State Tobacco Securitization Corp. California	5.375	6/1/2028	25,000	25,325
Hartnell CA Community College Dist. GO	5.00	8/1/2019 (1)	1,550	1,657
Hartnell CA Community College Dist. GO	5.00	8/1/2020 (1)	1,735	1,844
Hartnell CA Community College Dist. GO	5.00	8/1/2023 (1)	2,370	2,476
Helix CA Water Dist. COP	5.00	4/1/2019 (4)	4,250	4,489
Huntington Beach CA Union High School Dist. GO	5.00	8/1/2018 (4)	6,300	6,822
Huntington Beach CA Union High School Dist. GO	5.00	8/1/2021 (4)	8,000	8,494
Irvine CA USD VRDO	1.33	9/1/2004 LOC	4,625	4,625
Kern CA High School Dist. GO	6.40	8/1/2014 (1)(ETM)	1,490	1,848
Kern CA High School Dist. GO	6.40	8/1/2015 (1)(ETM)	1,645	2,053
Kern CA High School Dist. GO	6.40	8/1/2016 (1)(ETM)	1,815	2,278
La Mesa-Spring Valley CA School Dist. GO	5.375	8/1/2018 (3)	1,570	1,744
La Mesa-Spring Valley CA School Dist. GO	5.375	8/1/2019 (3)	1,775	1,963
La Mesa-Spring Valley CA School Dist. GO	5.375	8/1/2020 (3)	2,000	2,182
La Mesa-Spring Valley CA School Dist. GO	5.375	8/1/2021 (3)	1,890	2,051
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.50	11/1/2013 (2)	3,680	4,167
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.50	11/1/2018 (2)	4,675	5,263
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125	5/1/2020 (2)	5,500	5,870
Long Beach CA Finance Auth. Lease Rev. (Temple & Willis Fac.)	5.50	10/1/2018 (1)	5,030	5,602
Long Beach CA Harbor Rev	5.50	5/15/2009	8,540	9,435
Long Beach CA Harbor Rev	6.00	5/15/2011 (3)	3,695	4,213
Long Beach CA Harbor Rev	5.00	5/15/2017 (3)	3,655	3,980
Long Beach CA Harbor Rev	6.00	5/15/2017 (3)	1,200	1,399
Los Angeles CA Community College Dist. GO	5.50	8/1/2018 (1)	8,810	9,884
Los Angeles CA Dept. of Airports International Airport Rev	5.25	5/15/2017 (3)	6,800	7,410
Los Angeles CA Dept. of Water & Power Rev	5.00	10/15/2018 (1)(ETM)	11,600	12,432
Los Angeles CA Dept. of Water & Power Rev	5.25	7/1/2019	6,730	7,023
Los Angeles CA Dept. of Water & Power Rev	5.25	7/1/2021 (4)	2,830	3,040
Los Angeles CA Dept. of Water & Power Rev	5.00	7/1/2043 (3)	5,000	5,028
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.30	9/8/2004	8,400	8,400
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.32	9/8/2004	11,500	11,500
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.33	9/1/2004	5,500	5,500
Los Angeles CA Harbor Dept. Rev	5.50	8/1/2017 (2)	3,095	3,386
Los Angeles CA Harbor Dept. Rev	5.50	8/1/2019 (2)	5,975	6,483
Los Angeles CA Harbor Dept. Rev	5.50	8/1/2020 (2)	9,455	10,229
Los Angeles CA USD GO	6.00	7/1/2010 (3)	5,250	6,105
Los Angeles CA USD GO	5.25	7/1/2014 (1)	12,715	14,264
Los Angeles CA Wastewater System Rev	6.00	6/1/2021 (3)	4,000	4,854
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.25	7/1/2016 (1)	7,500	8,078
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.00	7/1/2017 (4)	10,000	10,823
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.25	7/1/2017 (1)	7,700	8,294
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.00	7/1/2019 (4)	6,170	6,549
Los Angeles County CA Public Works Financing Auth. Rev	5.50	10/1/2012	4,500	4,950
Los Angeles County CA Public Works Financing Auth. Rev	5.00	10/1/2016 (1)	8,540	9,133
Los Angeles County CA Public Works Financing Auth. Rev	5.125	6/1/2017 (2)	6,865	7,244
Los Angeles County CA Public Works Financing Auth. Rev	5.50	10/1/2018 (4)	2,700	3,111
Los Angeles County CA Public Works Financing Auth. Rev	5.25	5/1/2022 (2)	4,700	5,025
Los Angeles County CA Public Works Financing Auth. Rev	5.125	12/1/2029 (2)	16,000	16,319
Los Angeles County CA Schools COP	0.00	8/1/2014 (2)	1,000	660
Los Angeles County CA Schools COP	0.00	8/1/2020 (2)	2,095	968
MSR California Public Power Agency Rev. (San Juan Project)	6.125	7/1/2013 (2)	8,000	9,401
MSR California Public Power Agency Rev. (San Juan Project)	6.75	7/1/2020 (1)(ETM)	36,880	45,330
Metro. Water Dist. of Southern California Rev	5.50	7/1/2005 (1)(Prere.)	21,225	22,385
Metro. Water Dist. of Southern California Rev	8.00	7/1/2008 (ETM)	2,000	2,421
Metro. Water Dist. of Southern California Rev. VRDO	1.29	9/1/2004	1,500	1,500
Metro. Water Dist. of Southern California Rev. VRDO	1.33	9/8/2004	2,500	2,500
Modesto CA High School Dist. GO	0.00	8/1/2015 (3)	5,000	3,126
Modesto CA High School Dist. GO	0.00	8/1/2017 (3)	3,000	1,674
Modesto CA High School Dist. GO	0.00	8/1/2018 (3)	3,225	1,696
Modesto CA Irrigation Dist. COP	5.00	7/1/2020 (1)	2,175	2,292
Modesto CA Irrigation Dist. Finance Auth. Rev. (Domestic Water Project)	5.75	9/1/2005 (2)(Prere.)	3,750	3,989
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.50	10/1/2011 (2)(ETM)	8,125	9,421
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.50	10/1/2022 (2)(ETM)	9,750	12,455
Monterey Park CA Redev. Agency Tax Allocation	5.00	9/1/2016 (4)	1,010	1,091
Monterey Park CA Redev. Agency Tax Allocation	5.00	9/1/2017 (4)	1,060	1,140
Monterey Park CA Redev. Agency Tax Allocation	5.00	9/1/2018 (4)	1,115	1,192
Monterey Park CA Redev. Agency Tax Allocation	5.00	9/1/2019 (4)	1,120	1,191
Monterey Park CA Redev. Agency Tax Allocation	5.00	9/1/2020 (4)	1,180	1,248
Mount San Antonio CA Community College Dist	5.25	8/1/2019 (1)	2,720	2,998
Mount San Antonio CA Community College Dist	5.25	8/1/2020 (1)	2,860	3,133
Mount San Antonio CA Community College Dist	5.25	8/1/2021 (1)	3,010	3,277
Mount San Antonio CA Community College Dist	5.25	8/1/2022 (1)	3,170	3,432
Mount San Antonio CA Community College Dist	5.25	8/1/2023 (1)	3,335	3,588
Mount San Antonio CA Community College Dist	5.25	8/1/2024 (1)	2,000	2,140
Natomas CA USD GO	5.20	9/1/2019 (3)	5,000	5,434
New Haven CA USD GO	12.00	8/1/2016 (4)	2,480	4,302
New Haven CA USD GO	12.00	8/1/2017 (4)	1,500	2,651
Newark CA USD GO	0.00	8/1/2011 (4)	1,670	1,297
Newark CA USD GO	0.00	8/1/2012 (4)	1,820	1,343
Newark CA USD GO	0.00	8/1/2013 (4)	2,050	1,430
North City West CA School Fac. Finance Auth	6.00	9/1/2019 (4)	2,000	2,186
North Orange County CA Community College Dist. GO	5.375	8/1/2017 (1)	5,080	5,653
Northern California Power Agency (Hydroelectric Project)	6.30	7/1/2018 (1)	10,000	12,338
Northern California Power Agency (Hydroelectric Project)	7.50	7/1/2021 (2)(Prere.)	1,810	2,472
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.50	10/1/2012 (2)	3,545	4,066
Oakland CA Redev. Agency (Central Dist.)	5.50	2/1/2014 (2)	5,500	6,319
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.25	9/1/2027	2,380	2,418
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.25	9/1/2033	3,730	3,773
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.45	4/1/2011	4,260	4,493
Palmdale CA COP	5.25	9/1/2019 (1)	1,310	1,431
Palmdale CA COP	5.25	9/1/2020 (1)	1,450	1,575
Palmdale CA COP	5.25	9/1/2021 (1)	1,605	1,733
Palmdale CA COP	5.25	9/1/2022 (1)	1,765	1,896
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.70	9/2/2018	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.70	9/2/2019	895	916
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.75	9/2/2020	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.75	9/2/2026	4,460	4,556
Palomar Pomerado Health System California Rev	5.375	11/1/2011 (1)	3,865	4,299
Palomar Pomerado Health System California Rev	5.375	11/1/2013 (1)	6,730	7,431
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.00	8/1/2019 (2)	1,150	567
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.00	8/1/2021 (2)	2,575	1,121
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.00	8/1/2022 (2)	3,755	1,534
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.00	8/1/2024 (2)	1,000	358
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.70	8/1/2032 (4)	7,000	7,690
Pomona CA USD GO	5.60	8/1/2014 (1)(ETM)	1,585	1,860
Pomona CA USD GO	5.60	8/1/2015 (1)(ETM)	2,000	2,352
Pomona CA USD GO	5.60	8/1/2016 (1)(ETM)	1,000	1,179
Pomona CA USD GO	7.50	8/1/2017 (1)(ETM)	2,540	3,470
Port of Oakland CA Rev	5.625	11/1/2011 (3)	9,260	10,231
Port of Oakland CA Rev	5.40	11/1/2017 (1)	16,705	18,343
Port of Oakland CA Rev	5.50	11/1/2017 (1)	4,350	4,693
Rancho CA Water Dist. Finance Auth. Rev	5.875	11/1/2010 (3)	3,585	3,827
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625	7/1/2034	12,000	12,338
Rancho Mirage CA Redev. Agency Tax Allocation	5.125	4/1/2021 (1)	2,650	2,797
Rancho Mirage CA Redev. Agency Tax Allocation	5.25	4/1/2026 (1)	2,905	3,025
Rancho Mirage CA Redev. Agency Tax Allocation	5.25	4/1/2033 (1)	3,000	3,106
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.00	6/1/2013 (1)	5,000	3,505
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.00	6/1/2014 (1)	2,000	1,331
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.00	6/1/2015 (1)	2,000	1,255
Sacramento CA Financing Auth. Lease Rev	5.375	11/1/2014 (2)	9,750	11,134
Sacramento CA Financing Auth. Lease Rev	5.40	11/1/2020 (2)	6,785	7,768
Sacramento CA Muni. Util. Dist. Rev	5.80	7/1/2019 (2)	6,000	7,122
Sacramento CA Muni. Util. Dist. Rev	5.90	7/1/2020 (2)	15,850	19,000
Sacramento County CA (Administration Center & Courthouse) VRDO	1.32	9/8/2004 LOC	7,000	7,000
Sacramento County CA Airport Rev	5.25	7/1/2018 (4)	2,305	2,504
Sacramento County CA Airport Rev	5.25	7/1/2018 (4)	1,295	1,372
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.50	6/1/2010 (1)(ETM)	5,760	6,357
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.45	5/1/2010 (Prere.)	7,000	7,619
San Bernardino County CA Medical Center COP	5.50	8/1/2005 (1)(Prere.)	12,790	13,532
San Bernardino County CA Medical Center COP	6.50	8/1/2017 (1)	17,915	22,170
San Bernardino County CA Medical Center COP	5.50	8/1/2022 (1)	8,940	10,246
San Diego CA USD GO	0.00	7/1/2015 (3)	5,370	3,369
San Diego CA USD GO	0.00	7/1/2016 (3)	4,565	2,706
San Diego CA USD GO	0.00	7/1/2018 (3)	9,500	5,016
San Diego CA USD GO	5.50	7/1/2024 (1)	10,000	11,474
San Diego CA USD GO	5.50	7/1/2025 (1)	4,000	4,554
San Diego CA Water Auth. Rev. COP	5.25	5/1/2015 (3)	14,290	15,417
San Diego CA Water Auth. Rev. COP	5.00	5/1/2017	2,300	2,444
San Diego County CA COP	5.25	10/1/2021	1,485	1,559
San Diego County CA COP	5.25	10/1/2028	2,745	2,818
San Diego County CA COP	5.375	10/1/2041	8,545	8,753
San Francisco CA Bay Area Rapid Transit Rev	6.75	7/1/2010 (2)	6,370	7,651
San Francisco CA Bay Area Rapid Transit Rev	6.75	7/1/2011 (2)	7,455	9,078
San Francisco CA City & County International Airport Rev	5.25	5/1/2016 (1)	4,305	4,714
San Francisco CA City & County International Airport Rev	5.25	5/1/2018 (1)	4,770	5,178
San Francisco CA City & County International Airport Rev	5.25	5/1/2019 (1)	5,020	5,421
San Francisco CA City & County International Airport Rev	5.125	5/1/2020 (1)	6,320	6,538
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00	1/15/2021 (1)	12,385	5,544
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00	1/15/2024 (1)	15,000	5,528
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00	1/15/2025 (1)	18,250	6,287
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00	1/15/2030 (1)	7,000	1,771
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.00	1/15/2031 (1)	11,950	2,857
San Jose CA Redev. Agency	5.00	8/1/2018 (1)	1,525	1,621
San Jose CA Redev. Agency	6.00	8/1/2011 (1)	5,930	6,935
San Jose CA Redev. Agency	6.00	8/1/2011 (1)(ETM)	2,915	3,446
San Jose CA USD GO	0.00	8/1/2013 (4)	2,220	1,549
San Jose CA USD GO	0.00	8/1/2014 (4)	2,610	1,729
San Jose CA USD GO	0.00	8/1/2016 (4)	2,000	1,181
San Jose CA USD GO	0.00	8/1/2018 (4)	1,785	939
San Jose CA USD GO	0.00	8/1/2019 (4)	2,210	1,094
San Jose CA USD GO	0.00	8/1/2020 (4)	4,930	2,292
San Marcos CA Public Fac. Auth. Tax Allocation	5.00	8/1/2021 (3)	1,325	1,394
San Marcos CA Public Fac. Auth. Tax Allocation	5.00	8/1/2022 (3)	2,295	2,401
San Mateo CA Redev. Auth. Tax Allocation	5.40	8/1/2019	2,575	2,737
San Mateo CA Redev. Auth. Tax Allocation	5.40	8/1/2020	1,000	1,059
San Mateo CA Redev. Auth. Tax Allocation	5.50	8/1/2021	2,635	2,796
San Mateo County CA Community College Dist. GO	5.00	9/1/2021 (3)	1,000	1,052
San Mateo County CA Finance Auth. Rev	6.50	7/1/2013 (1)	14,560	17,449
San Mateo County CA Joint Powers Auth. Lease Rev	5.00	7/1/2021 (1)	3,500	3,818
San Mateo County CA Transp. Dist. Sales Tax Rev	5.25	6/1/2015 (4)	4,525	4,934
San Ramon Valley CA USD GO	0.00	7/1/2009 (3)	4,895	4,213
San Ramon Valley CA USD GO	0.00	7/1/2010 (3)	7,050	5,781
San Ramon Valley CA USD GO	0.00	7/1/2012 (3)	6,645	4,920
San Ramon Valley CA USD GO	0.00	7/1/2013 (3)	7,430	5,203
San Ramon Valley CA USD GO	0.00	7/1/2014 (3)	8,290	5,511
San Ramon Valley CA USD GO	0.00	7/1/2015 (3)	5,605	3,516
Santa Ana CA Finance Auth. Rev	6.25	7/1/2016 (1)	5,345	6,509
Santa Ana CA Finance Auth. Rev	6.25	7/1/2017 (1)	2,000	2,448
Santa Clara CA Electric Rev	5.25	7/1/2019 (1)	2,200	2,399
Santa Clara CA Electric Rev	5.25	7/1/2020 (1)	1,550	1,681
Santa Clara CA Electric Rev	5.00	7/1/2021 (1)	4,895	5,159
Santa Clara CA Redev. Agency (Bayshore North)	7.00	7/1/2010 (2)	7,000	8,160
Santa Clara County CA Financing Auth. Lease Rev	5.50	5/15/2013 (2)	5,050	5,697
Santa Clara County CA Financing Auth. Lease Rev	5.50	5/15/2014 (2)	5,325	6,007
Santa Clara County CA Financing Auth. Lease Rev	5.50	5/15/2015 (2)	5,620	6,293
Santa Clara Valley CA Transp. Auth. Rev	5.50	10/2/2006 (2)	11,000	11,832
Santa Monica-Malibu CA USD Rev	0.00	8/1/2020 (3)	6,715	3,122
Santa Rosa CA Waste Water Rev	6.00	7/2/2015 (2)	7,000	8,222
Santa Rosa CA Waste Water Rev	6.00	9/1/2015 (3)	5,580	6,588
Solano County CA COP	5.25	11/1/2019 (1)	3,785	4,098
Solano County CA COP	5.25	11/1/2021 (1)	3,770	4,025
South Orange County CA Public Finance Auth. Rev	7.00	9/1/2011 (1)	3,000	3,687
Southern California Public Power Auth. Rev. (Transmission Project)	5.75	7/1/2021 (1)	220	221
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	1.31	9/8/2004 (4)	10,000	10,000
Torrance CA Hospital Rev. (Torrance Memorial Medical Center)	6.00	6/1/2022	1,100	1,208
Ukiah CA Electric Rev	6.00	6/1/2008 (1)	3,765	4,156
Ukiah CA Electric Rev	6.25	6/1/2018 (1)	6,000	7,251
Union CA Elementary School Dist. GO	0.00	9/1/2015 (3)	3,860	2,404
Union CA Elementary School Dist. GO	0.00	9/1/2016 (3)	1,500	882
Union CA Elementary School Dist. GO	0.00	9/1/2017 (3)	2,295	1,275
Union CA Elementary School Dist. GO	0.00	9/1/2018 (3)	1,630	854
Union CA Elementary School Dist. GO	0.00	9/1/2019 (3)	1,750	863
Union CA Elementary School Dist. GO	0.00	9/1/2020 (3)	2,300	1,066
Union CA Elementary School Dist. GO	0.00	9/1/2021 (3)	2,000	872
Univ. of California Rev. (Medical Center)	5.75	7/1/2006 (2)(Prere.)	10,395	11,294
Univ. of California Rev. (San Diego Medical Center)	5.125	12/1/2018 (4)	3,695	3,941
Univ. of California Rev. (San Diego Medical Center)	5.125	12/1/2019 (4)	3,000	3,202
Vallejo CA Sanitation & Flood Control COP	5.00	7/1/2019 (3)	5,000	5,490
Walnut Valley CA USD	6.20	8/1/2009 (2)(ETM)	1,270	1,487
Walnut Valley CA USD	6.00	8/1/2012 (2)(ETM)*	1,790	2,132
Walnut Valley CA USD	6.00	8/1/2013 (2)(ETM)*	1,980	2,373
Walnut Valley CA USD	6.00	8/1/2014 (2)(ETM)	2,205	2,661
Walnut Valley CA USD	6.00	8/1/2015 (2)(ETM)	2,470	2,994
Walnut Valley CA USD	6.00	8/1/2016 (2)(ETM)	2,690	3,273
West Contra Costa CA USD	0.00	8/1/2030 (3)	6,235	1,540
West Contra Costa CA USD	0.00	8/1/2031 (3)	6,670	1,557
West Contra Costa CA USD	0.00	8/1/2032 (3)	7,650	1,689
West Contra Costa CA USD	0.00	8/1/2033 (3)	9,780	2,043
West Contra Costa CA USD	0.00	8/1/2034 (3)	10,270	2,028
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.25	6/1/2007 (1)	4,260	4,742
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.25	6/1/2008 (1)	3,530	4,018
Yuba City CA USD	0.00	9/1/2015 (3)	1,870	1,165
Yuba City CA USD	0.00	9/1/2017 (3)	2,060	1,145
Yuba City CA USD	0.00	9/1/2019 (3)	2,270	1,119
Outside California:
Guam International Airport Auth. Rev	5.00	10/1/2009 (1)	5,720	6,211
Puerto Rico GO	5.50	7/1/2016 (1)	10,000	11,680
Puerto Rico GO	5.50	7/1/2019 (4)	10,000	11,702
Puerto Rico GO	5.50	7/1/2019 (2)	6,500	7,606
Puerto Rico Highway & Transp. Auth. Rev	5.25	7/1/2010	5,000	5,564
Puerto Rico Public Finance Corp. PUT	5.75	2/1/2012 LOC	16,000	18,037
Univ. of Puerto Rico Rev	5.375	6/1/2030 (1)	14,795	15,225

TOTAL MUNICIPAL BONDS
(Cost $1,829,398)				1,975,423

OTHER ASSETS AND LIABILITIES-NET (0.5%)				8,957

NET ASSETS (100%)				$1,984,380

*Securities segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $1,844,079,000. Net unrealized appreciation of investment securities was $131,344,000, consisting of unrealized gains of $131,691,000 on securities that had risen in value since their purchase and $347,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(270)	$30,324	($ 138)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.